Reinsurance	12 Months Ended
Dec. 31, 2022
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Reinsurance
Schedule IV
Reinsurance

Amounts in EUR million	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	% of amount assumed to net

For the year ended December 31, 2022

Life insurance in force	905,455	541,793	342,375	706,037	48%

Premiums

Life insurance	11,680	2,057	-	9,623	0%

Non-life insurance	1,512	132	-	1,380	0%

Total premiums	13,192	2,189	-	11,003	0%

For the year ended December 31, 2021

Life insurance in force	977,293	611,912	397,882	763,263	52%

Premiums

Life insurance	13,400	3,326	-	10,074	0%

Non-life insurance	2,044	192	-	1,852	0%

Total premiums	15,444	3,518	-	11,926	0%

For the year ended December 31, 2020

Life insurance in force	895,593	599,091	408,201	704,703	58%

Premiums

Life insurance	13,929	2,541	-	11,387	0%

Non-life insurance	2,165	162	5	2,008	0%

Total premiums	16,094	2,703	5	13,396	0%